CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES
CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES

NOTE 8 – CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES

a.    Credit facility with a bank

In March 2017, the Company received a bank credit line in a total amount of up to $10 million. The credit line is comprised of up to $6 million long-term loan and up to $4 million credit facility against trade accounts receivable, based on specific customer invoices.

The long-term loan is repayable in equal quarterly installments over three years from the date of the draw and bears annual interest of the quarterly dollar LIBOR rate plus 5.5%. The credit facility against trade accounts receivable bears annual interest of the monthly dollar LIBOR rate plus 4.25%.

On January 30, 2018, the terms of the bank credit line were amended such that the exercise period of the loan and the credit facility against trade accounts receivable were extended until February 28, 2019 and January 12, 2019, respectively. The framework of the long-term loan component was changes so that it can be utilized as a long-term loan or as a short-term loan. In addition, the Company undertook that upon the withdrawal of credit, the balance of the cash in the Company’s account with the bank will not be less than 40% of the total amount drawn.

As part of the bank credit, the Company issued to the bank warrants exercisable into 798,088 of the Company’s ordinary shares at an exercise price of NIS 1.36  per share (equivalent to $0.39 per share as of December 31, 2019) which were initially exercisable until March 28, 2022 (see extensions below). The fair value of the warrants was measured using a Black-Scholes valuation model and the cost of $137 thousand was accounted for as an integral part of the effective interest rate of the bank credit.

On March 12, 2019, the Company and the bank entered into a new agreement (the" 2019 Agreement") under which the total credit line to be available under the credit facility increased from up to  $10 million to up to  $11 million, comprised of: (i) up to $6 million in long-term or short-term loan; and (ii) up to $5 million of credit facility against trade accounts receivable. In July 2019, as a result of achievement of certain revenue targets, the total credit line to be available under the credit facility increased from up to $11 million to up to $15 million, comprised of: (i) up to $10 million in long-term or short-term loan; and (ii) up to $5 million of credit facility against trade accounts receivable.

As part of the 2019 Agreement, the Company issued to the bank additional warrants exercisable into 399,044 ordinary shares at an exercise price of NIS 1.30 per share (equivalent to $0.38 per share as of December 31, 2019), which will be exercisable until March 28, 2023 (see extension below). In addition, the Company extended the exercise period of the original warrants from March 28, 2022 to March 28, 2023. The fair value of the additional warrants was measured using a Black-Scholes valuation model and the cost of $62 thousand will be accounted for as an integral part of the effective interest rate of the bank credit.

On February 9, 2020, the Company and the bank entered into a new agreement (the "2020 Agreement") under which the total credit line to be available under the credit facility increased from up to $15 million to up to $17 million, comprised of: (i) up to $10 million in long-term or short-term loan; and (ii) up to $7 million of credit facility against trade accounts receivable. The amount of $10 million may increase in July 2020 to $13 million (and the total amount of the credit line will increase from up to $17 million to up to $20 million), if the Company will achieve certain revenue targets. The additional $3 million of long-term or short-term loan will bear annual interest of the quarterly dollar LIBOR rate plus 7.0%. The loans under the credit line may be drawn until October 25, 2020. In addition, the Company undertook that upon the withdrawal of credit, the balance of the cash in the Company's account with the lending bank will not be less than 30% of the total amount drawn for draws of up to $10 million in the aggregate and 40% of the aggregate amount exceeding $10 million.

As part of the 2020 Agreement, the Company issued to the bank additional warrants exercisable into 359,140 ordinary shares at an exercise price of NIS 1.044 per share (equivalent to $0.30 per share as of the date of grant), which will be exercisable until November 30, 2023. In addition, the Company extended the exercise period of the previously issued warrants from March 28, 2023 to November 30, 2023.

As of December 31, 2019, the Company withdrew $5.0 million out of the bank credit as follows: $1.6 million as a short-term loan and $3.4 million as a short-term loan against trade accounts receivable. On February 20, 2020, the Company repaid the above $5.0 million and withdrew again $5.0 million from the bank credit, as follows: $1.2 million as a short-term loan and $3.8 million as a short-term loan against trade accounts receivable. The loans are for a period of three months until May 20, 2019. As mentioned above, the Company undertook that upon the withdrawal of credit, the balance of the cash in the Company’s account with the bank will not be less than 30% of the amount of the outstanding credit actually provided to the Company, such that an amount of $1.5 million is not currently available for the Company’s current use.

In order to secure its obligations to the bank, the Company pledged and granted to the bank a first priority floating charge on all of its assets and a first priority fixed charge on (i) its intellectual property, goodwill, holdings in its subsidiaries and certain other, immaterial, assets; and (ii) all of the assets of the Company's U.S. Subsidiary.

b.    Convertible notes

In March 2013, the Company issued, NIS 72,256 thousand par value convertible notes listed for trading on the TASE for total net proceeds of $19.5 million. The notes matured in two principal repayments on February 28, 2017 and on February 28, 2018, and bore fixed interest at 8.65% per annum, payable semi-annually: on August 28 and on February 28, through February 28, 2018.

The net proceeds from the issuance of the convertible notes were split into two components for measurement purposes: (i) a liability component without a conversion feature that was measured at amortized cost according to the effective interest method; and (ii) a conversion option that was an embedded derivative and is measured at fair value at each reporting date.

The effective interest rate as of the date of the issuance was 27.7%. The attributed transaction costs were allocated to the different components pro-rata to the amounts of their initial recognition before allocation of the said costs.

The notes were convertible, so that each NIS 1.92 par value notes could have been converted into one ordinary share (which, as a result of a rights offering conducted by the Company in December 2015, was adjusted such that every 1.92 NIS par value of the notes could be converted to 1.00904 ordinary shares).

On February 28, 2017, the first installment of the notes in a total amount of NIS 38,128 thousand par value (approximately $10,421 thousand) was repaid and on February 28, 2018, the second and last installment of the notes in a total amount of NIS 38,128 thousand par value (approximately $10,940 thousand) was repaid, other than NIS 6.0 million (approximately $1.700 thousand) owed to three shareholders who held notes, of which $500 thousand was repaid to one shareholder in June 2018 and the balance owed to the other two shareholders was invested by them in the 2018 Private Placement described in Note 15c. None of the notes were converted.